Investment Strategy - VegaShares Buy Now, Pay Later ETF	Dec. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. "Buy now, pay later" in the Fund's name does not refer to a means to acquire Fund shares without immediate payment, but rather is a reference to a common service offered by financial service companies. Under normal circumstances, the Fund invests primarily in the equity securities of companies in the group of industries comprising the financial sector. As a fundamental policy, the Fund concentrates (i.e. invests more than 25% of the value of its net assets) in the securities of companies in the group of industries comprising the financial sector. This concentration policy may not be changed without shareholder approval.

The Fund defines companies within the financial sector, as U.S. companies classified under the Global Industry Classification Standard ("GICS") within the financial sector and American Depositary Receipts ("ADRs") of foreign issues that are primarily engaged in the financial sector as described under the GICS classification method. The GICS classification method places an issuer in a sector based on the majority of its revenues. ADRs are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution. The GICS financial sector includes companies commonly known as: (i) banks, (ii) savings & loans, (iii) diversified financial services companies, (iv) insurance companies, (v) mortgage banks, and (vi) REITs. The Fund invests in securities of small-, medium-, and large-capitalization companies.

Additionally, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the equity securities of companies in the “buy now, pay later” segment of companies in the financial sector. The Fund defines these domestic and foreign as companies commonly known as: (i) banks, (ii) savings & loans, (iii) diversified financial services companies, and (v) mortgage banks. These types of companies have been selected because their business is primarily composed of lending, which is consistent with the concept of buy now, pay later. The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees without shareholder approval, provided shareholders receive at least 60 days’ notice.

The Fund is classified as a "non-diversified" under the 1940 Act which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a "diversified" Fund. The Fund anticipates that its annual portfolio turnover rate will be over 100%.

The adviser selects securities that it believes have above-average potential for capital appreciation. The adviser uses a proprietary selection process that includes an assessment of an issuer's: (i) competitive position, (ii) risk management, (iii) leverage, and (iv) price relative to a peer group of similar issuers. The adviser typically sells a security if it believes it no longer represents above-average potential for capital appreciation or to purchase a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	Additionally, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the equity securities of companies in the “buy now, pay later” segment of companies in the financial sector.